Selected Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Sep. 30, 2012
Selected Quarterly Results of Operations (Unaudited) [Abstract]
Quarterly Results of Operations

	September 30,	June 30,	March 31,	December 31,
2012
Revenue	$822,128	$808,837	$808,928	$807,010
Operating income	113,501	110,051	109,872	109,048
Net income	98,021	98,749	101,870	92,731
Basic earnings per share	0.60	0.59	0.60	0.54
Diluted earnings per share	0.60	0.59	0.60	0.53
2011
Revenue	$812,203	$801,409	$788,935	$775,181
Operating income	104,552	105,672	106,556	87,584
Net income	87,379	91,785	94,110	73,391
Basic earnings per share	0.49	0.50	0.50	0.38
Diluted earnings per share	0.49	0.50	0.50	0.38